Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2018
Equity [Abstract]
Schedule of compliance with regulatory capital requirements
To be categorized as well capitalized, the Bank must maintain minimum Common Equity Tier 1, Tier 1 risk-based, Total risk-based and Tier 1 leverage ratios as set forth in the following table. The Bank's actual capital amounts and ratios as of these dates are also presented. There are no conditions or events since that management believes have changed the Bank's categorization.

	Actual			Capital Adequacy Guidelines	Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio		Ratio	Ratio
September 30, 2018	(In thousands)
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,678,475	14.71%		4.50%	NA
The Bank	1,661,628	14.55		4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,678,475	14.71		6.00	NA
The Bank	1,661,628	14.55		6.00	8.00
Total risk-based capital ratio:
The Company	1,814,981	15.91		8.00	NA
The Bank	1,798,135	15.75		8.00	10.00
Tier 1 leverage ratio:
The Company	1,678,475	10.85		4.00	NA
The Bank	1,661,628	10.74		4.00	5.00

September 30, 2017
Common Equity Tier 1 risk-based capital ratio:
The Company	$1,701,327	15.99%	(1)	4.50%	NA
The Bank	1,668,314	15.68	(1)	4.50	6.50%
Tier 1 risk-based capital ratio:
The Company	1,701,327	15.99	(1)	6.00	NA
The Bank	1,668,314	15.68	(1)	6.00	8.00
Total risk-based capital ratio:
The Company	1,828,935	17.22	(1)	8.00	NA
The Bank	1,795,929	16.91	(1)	8.00	10.00
Tier 1 leverage ratio:
The Company	1,701,327	11.49		4.00	NA
The Bank	1,668,314	11.27		4.00	5.00

(1) Ratio has been updated from previously reported % to correct immaterial error in the calculation of risk-weighted assets, which is the denominator used in calculating the ratio.

Schedule of earnings per share calculation
The following table sets forth information regarding earnings per share calculations.

Year ended September 30,	2018	2017	2016

Weighted average shares outstanding	85,008,040	88,905,457	91,399,038
Weighted average dilutive warrants	63,079	242,979	440,366
Weighted average dilutive options	38,724	75,771	73,514
Weighted average diluted shares	85,109,843	89,224,207	91,912,918

Net income (In thousands)	$203,850	$173,532	$164,049
Basic EPS	$2.40	$1.95	$1.79
Diluted EPS	2.40	1.94	1.78